Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ (113,461)	¥ 135,070
Less: Net gains (losses) recognized during the period on equity securities sold during the period	7,246	29,552
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ (120,707)	¥ 105,518